RELATED PARTIES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTIES
Salaries and other short-term employee benefits	$ 1,189	$ 1,486	$ 1,668
Post-employment benefits	56	64	91
Share-based payments	407	1,041	1,611
Other long-term benefits	$ 35	$ 44	$ 54